Supplement dated May 10, 2016
To
Clipper Funds Trust
Statutory Prospectus dated April 29, 2016

The first bullet point in the section of the prospectuses titled "Dividends and Distributions" has been replaced with the following:
•	Clipper Fund ordinarily distributes its dividends and capital gains, if any, in June and December.